Financial risk management - Credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Customer loans	€ 0	€ 0
Balance at January 1	62,445	59,921
Restated balance at January 1			€ 65,914
Changes from financing cash flows
Finance Lease Liabilities IAS17			(105)
Proceeds from loans and borrowings	529	1,639
Repayment of borrowings	(969)	(2,822)
Payment of finance lease liabilities	(397)	(361)
Proceeds from issuance of shares		11,088
Total changes from financing cash flows	(837)	9,544
Other changes Liability-related
New leases	954
Reclassification	399	1,139
Interest expense	1,183	1,013
Interest paid	(1,183)	(1,012)
Total liability-related other changes	1,353	1,140
Total equity-related other changes	(12,741)	(8,160)
Balance at December 31	53,689	62,445
Bank overdrafts used for cash management purposes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1		58
Changes from financing cash flows
Repayment of borrowings		(58)
Total changes from financing cash flows		(58)
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	17,066	17,038
Restated balance at January 1			17,066
Changes from financing cash flows
Proceeds from loans and borrowings	529	1,639
Repayment of borrowings	(969)	(2,764)
Total changes from financing cash flows	(440)	(1,125)
Other changes Liability-related
Reclassification	920	1,152
Interest expense	993	944
Interest paid	(993)	(943)
Total liability-related other changes	920	1,153
Balance at December 31	17,546	17,066
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	105	479
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0	0
Payment of finance lease liabilities		(361)
Total changes from financing cash flows		(361)
Other changes Liability-related
Reclassification		(13)
Interest expense		69
Interest paid		(69)
Total liability-related other changes		(13)
Balance at December 31		105
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			3,574
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0
Payment of finance lease liabilities	(397)
Total changes from financing cash flows	(397)
Other changes Liability-related
New leases	954
Reclassification	(521)
Interest expense	190
Interest paid	(190)
Total liability-related other changes	433
Balance at December 31	3,610
Scenario, Adjustment [Member] | IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			3,469
Scenario, Adjustment [Member] | IFRS 16 | Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			(105)
Scenario, Adjustment [Member] | IFRS 16 | Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Restated balance at January 1			3,574
Subscribed capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	4,836	3,720
Restated balance at January 1			4,836
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0	0
Proceeds from issuance of shares		1,116
Total changes from financing cash flows		1,116
Other changes Liability-related
Balance at December 31	4,836	4,836
Capital Reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	86,803	76,227
Restated balance at January 1			86,803
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0	0
Proceeds from issuance of shares		9,972
Total changes from financing cash flows		9,972
Other changes Liability-related
Total equity-related other changes	1,274	604
Balance at December 31	88,077	86,803
Accumulated deficit
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	(46,400)	(37,672)
Restated balance at January 1			(46,400)
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0	0
Other changes Liability-related
Total equity-related other changes	(13,967)	(8,728)
Balance at December 31	(60,367)	(46,400)
Non-controlling interests
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	35	71
Restated balance at January 1			€ 35
Changes from financing cash flows
Proceeds from loans and borrowings
Repayment of borrowings	0	0
Other changes Liability-related
Total equity-related other changes	(48)	(36)
Balance at December 31	(13)	35
Credit risk
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Maximum exposure to credit risk	€ 17,700	€ 26,400